UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-07664

          BlackRock California Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Investment Quality Municipal Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—131.1
			California—113.3%
A	$40		California, GO, 5.75%, 3/01/19	09/06 @ 100.50	$40,276
A+	595		Chula Vista Indl. Dev. Rev., 5.00%, 12/01/27	12/15 @ 102	602,384
			Edl. Facs. Auth.,
AAA	760	[3]	Santa Clara Univ. Proj., 5.00%, 9/01/06, MBIA	N/A	783,340
AAA	240		Student Loan Prog., Ser. A, 6.00%, 3/01/16, MBIA	03/07 @ 102	249,060
			Golden St. Tobacco Sec. Corp.,
A-	1,040		Ser. A, 5.00%, 6/01/45	06/15 @ 100	1,050,223
AAA	600	[3]	Ser. B, 5.50%, 6/01/13	N/A	667,104
AAA	400	[3]	Ser. B, 5.625%, 6/01/13	N/A	447,916
A3	1,040		Hlth. Facs. Fin. Auth. Rev., Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,051,149
AAA	1,000	[3]	Los Angeles Cnty. Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A	1,022,000
AAA	1,000		Los Angeles Cnty., Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,054,590
AAA	500		Los Angeles Dept. of Wtr. & Pwr. Sys., 5.00%, 7/01/35, FSA	07/15 @ 100	521,720
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,177,278
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. B, 7.50%, 12/01/24	12/12 @ 102	976,998
NR	1,000		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,018,550
A2	1,000		Pub. Wks. Brd., Lease Rev., St. Univ. Proj., Ser. A, 6.10%, 10/01/06	03/06 @ 101	1,012,870
BBB+	1,000	[3]	Sacramento Pwr. Auth., Cogeneration Proj., 6.50%, 7/01/06	N/A	1,033,690
NR	1,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	1,058,180
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	03/06 @ 100	500,745
AAA	150		San Francisco City & Cnty. Arpt. Rev. Comm., Intl. Arpt., Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06 @ 101	152,452
AAA	40		So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA	03/06 @ 100	40,053
AAA	500		Temecula Valley Unified Sch. Dist. Proj., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07 @ 102	526,865
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	922,131
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	385,022

					16,294,596

			Puerto Rico—17.8%
			Hwy. & Trans. Auth.,
BBB+	130		5.00%, 7/01/30	07/15 @ 100	132,043
BBB+	260		5.00%, 7/01/40	07/15 @ 100	262,517
BBB+	250		5.00%, 7/01/45	07/15 @ 100	252,420
BBB+	230		Ser. K, 5.00%, 7/01/35	07/15 @ 100	232,226
AAA	85		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	96,608
			Pub. Fin. Corp.,
Aaa	745	[3]	Ser. E, 5.50%, 2/01/12	N/A	816,088
BBB-	255		Ser. E, 5.50%, 8/01/29	02/12 @ 100	268,403
BBB	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	504,420

					2,564,725

			Total Long-Term Investments (cost $18,020,126)		18,859,321

			SHORT-TERM INVESTMENTS—18.9%
			California—14.7%
A-1+	600	[4]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 3.12%, 2/01/06, FRDD	N/A	600,000
A-1+	600	[4]	Hlth. Facs Fin. Auth., Ser. B, 2.84%, 2/01/06, AMBAC, FRDD	N/A	600,000
VMIG1	318	[4]	Irvine Impvt. Bond Act 1915, Spec. Assmt. Dist. No 00-18, Ser. A, 3.08%, 2/01/06, FRDD	N/A	318,000
A-1+	600	[4]	Orange Cnty. San. Dist., Ser. B, 3.03%, 2/01/06, FRDD	N/A	600,000

					2,118,000

1

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—4.2%
A-1	$600[4]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.93%, 2/01/06, AMBAC, FRWD		$600,000

		Total Short-Term Investments (cost $2,718,000)		2,718,000

		Total Investments—150.0% (cost $20,738,1265)		$21,577,321
		Other assets in excess of liabilities—2.2%		313,624
		Preferred shares at redemption value, including dividends payable—(52.2)%		(7,503,565)

		Net Assets Applicable to Common Shareholders—100%		$14,387,380

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2006.
[5]	Cost for Federal income tax purposes is $20,733,689. The net unrealized appreciation on a tax basis is $843,632, consisting of $900,348 gross unrealized appreciation and $56,716 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
FGIC	—	Financial Guaranty Insurance Co.	GO	—	General Obligation
FRDD	—	Floating Rate Daily Demand	MBIA	—	Municipal Bond Insurance Assoc.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock California Investment Quality Municipal Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006